Summary of Significant Accounting Policies and Practices (Tables)	12 Months Ended
Dec. 31, 2021
Summary of Significant Accounting Policies and Practices
Schedule of Depreciation on Property, Plant and Equipment

Depreciation on property, plant, and equipment is calculated on the straight-line method (after considering their respective estimated residual values) over the estimated useful lives of the assets as follows:

Years
Buildings and improvements	25 – 30
Plant and equipment	10 – 15
Computer equipment	5
Furniture and fixtures	5
Motor vehicles	5